Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Goodwill) (Narrative) (Details) $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2018 Segment	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) business	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Number of reportable segments | Segment												6
Asset Impairment Charges		$ 78	$ 312	$ 9,224	$ 0							$ 9,614	$ 1,603	$ 259,700
Goodwill, Impairment Loss						$ 1,603	$ 0	$ 0	$ 0			7,616	1,603
Other Businesses [Member]
Goodwill [Line Items]
Number of businesses recorded impairment of goodwill | business						1
Goodwill, Impairment Loss						$ 1,600				$ 2,800		7,616	1,603
Education [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss												$ 0	$ 0
Forney [Member] | Other Businesses [Member]
Goodwill [Line Items]
Goodwill and Intangible Asset Impairment				$ 8,600
Higher Education [Member] | Education [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss											$ 248,600
Subsequent Event [Member]
Goodwill [Line Items]
Number of reportable segments | Segment	6